LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of liabilities in respect of government grants [Abstract]
Schedule of Liabilities in Respect of Government Grants
	2017	2016

Balance at January 1,	$3,428	$3,139
Grants received	302	474
Royalties paid	(158)	(333)
BIRD repayment	(50)	-
Amounts recorded in profit or loss	20	148

Balance at December 31,	$3,542	$3,428